Stockholders' Equity, Preferred Stock and Common Stock (Details)		8 Months Ended
	Feb. 12, 2020 $ / shares shares	Sep. 30, 2020 $ / shares shares
Stockholders' Equity [Abstract]
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, subject to possible redemption (in shares)		39,542,201
Stock conversion basis at time of business combination	1	1
Stock conversion percentage threshold	20.00%	20.00%
Class A Common Stock [Member]
Stockholders' Equity [Abstract]
Common stock, shares authorized (in shares)	200,000,000	200,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Voting right per share	one vote	One vote
Common stock, shares issued (in shares)	0	1,857,799
Common stock, shares outstanding (in shares)	0	1,857,799
Common stock, subject to possible redemption (in shares)		39,542,201
Class B Common Stock [Member]
Stockholders' Equity [Abstract]
Common stock, shares authorized (in shares)	20,000,000	20,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common stock, shares issued (in shares)	10,350,000	10,350,000
Common stock, shares outstanding (in shares)	10,350,000	10,350,000